Segment information - Segment assets - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Goodwill	€ 27,596	€ 27,644		€ 27,174
Other intangible assets	15,135	14,737		14,073		€ 14,339
Property, plant and equipment	29,075	28,423	€ 27,119	27,693		26,665
Right-of-use assets	7,009	6,700	6,792	6,790
Interests in associates and joint ventures	98	103		104
Non-current assets included in the calculation of net financial debt	774	685		816
Other	2,952	3,460		4,841
Total non-current assets	82,639	81,753	82,446	74,701
Inventories	814	906		965		827
Trade receivables	5,620	5,320		5,295	€ 5,153	5,175
Other customer contract assets	1,236	1,209		1,166
Prepaid expenses	850	730	536	571		€ 455
Current assets included in the calculation of net financial debt	11,260	10,820		7,886
Other	5,313	6,002		6,008
Total current assets	25,094	24,987	21,855	21,891
Total assets	107,733	106,741	€ 104,302	96,592
Telecom activities, operating segment [member]
Disclosure of operating segments [line items]
Trade receivables	5,620	5,320		5,295
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	27,561	27,644		27,174
Other intangible assets	15,042	14,649		13,989
Property, plant and equipment	29,069	28,418		27,688
Right-of-use assets	6,979	6,674
Interests in associates and joint ventures	98	103		104
Non-current assets included in the calculation of net financial debt	774	685		816
Other	1,760	2,219		3,231
Total non-current assets	81,283	80,394		73,002
Inventories	814	906		965
Trade receivables	5,645	5,343		5,329
Other customer contract assets	1,236	1,209		1,166
Prepaid expenses	841	725		569
Current assets included in the calculation of net financial debt	11,260	10,820		7,886
Other	2,937	2,494		2,321
Total current assets	22,734	21,498		18,236
Total assets	104,017	101,892		91,238
France, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	14,364	14,364		14,364
Other intangible assets	4,957	3,968		3,921
Property, plant and equipment	16,038	15,308		14,306
Right-of-use assets	1,523	1,174
Interests in associates and joint ventures	9	3
Other	9	10		11
Total non-current assets	36,900	34,827		32,602
Inventories	361	463		505
Trade receivables	1,975	1,477		1,506
Other customer contract assets	386	432		443
Prepaid expenses	53	41		68
Other	803	699		776
Total current assets	3,578	3,113		3,298
Total assets	40,477	37,940		35,900
Europe (excluding France), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	9,512	9,537		9,421
Other intangible assets	3,647	3,903		3,793
Property, plant and equipment	7,653	7,782		7,880
Right-of-use assets	2,181	2,190
Interests in associates and joint ventures	5	5		5
Other	42	39		32
Total non-current assets	23,040	23,456		21,131
Inventories	219	211		249
Trade receivables	1,691	1,879		1,928
Other customer contract assets	521	529		503
Prepaid expenses	542	444		276
Other	197	136		135
Total current assets	3,170	3,199		3,091
Total assets	26,210	26,655		24,222
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	6,872	6,872		6,840
Other intangible assets	1,852	1,961		1,778
Property, plant and equipment	3,750	3,673		3,730
Right-of-use assets	1,129	1,123
Interests in associates and joint ventures				1
Other	17	17		17
Total non-current assets	13,619	13,645		12,366
Inventories	57	61		79
Trade receivables	645	667		699
Other customer contract assets	154	150		140
Prepaid expenses	492	401		241
Other	117	62		60
Total current assets	1,465	1,341		1,219
Total assets	15,085	14,986		13,585
Other European countries, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	2,640	2,665		2,581
Other intangible assets	1,795	1,941		2,015
Property, plant and equipment	3,903	4,109		4,150
Right-of-use assets	1,052	1,068
Interests in associates and joint ventures	5	5		4
Other	25	22		15
Total non-current assets	9,421	9,811		8,765
Inventories	162	149		171
Trade receivables	1,046	1,210		1,227
Other customer contract assets	367	380		363
Prepaid expenses	51	43		35
Other	79	74		75
Total current assets	1,705	1,855		1,871
Total assets	11,126	11,666		10,636
Europe, operating segment eliminations [member] | Operating segments [member]
Disclosure of operating segments [line items]
Trade receivables	0	3		2
Other				(1)
Total current assets	0	3		1
Total assets	0	3		1
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	1,443	1,481		1,542
Other intangible assets	2,046	2,318		2,106
Property, plant and equipment	3,751	3,674		3,443
Right-of-use assets	921	1,107
Interests in associates and joint ventures	70	84		82
Other	26	22		23
Total non-current assets	8,257	8,686		7,196
Inventories	77	76		82
Trade receivables	769	720		761
Other customer contract assets	13	11		8
Prepaid expenses	131	87		89
Other	1,196	968		811
Total current assets	2,185	1,862		1,751
Total assets	10,442	10,549		8,947
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	2,225	2,245		1,830
Other intangible assets	640	695		388
Property, plant and equipment	488	526		540
Right-of-use assets	456	387
Interests in associates and joint ventures	2	1
Other	31	25		23
Total non-current assets	3,840	3,878		2,781
Inventories	57	60		49
Trade receivables	1,081	1,067		821
Other customer contract assets	317	237		212
Prepaid expenses	77	143		71
Other	200	216		174
Total current assets	1,733	1,723		1,327
Total assets	5,573	5,601		4,108
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	18	18		18
Other intangible assets	3,753	3,766		3,780
Property, plant and equipment	1,139	1,128		1,519
Right-of-use assets	1,898	1,815
Interests in associates and joint ventures	12	10		17
Other	20	19		19
Total non-current assets	6,840	6,757		5,352
Inventories	100	96		79
Trade receivables	890	974		946
Prepaid expenses	66	26		82
Other	386	330		374
Total current assets	1,442	1,426		1,481
Total assets	8,282	8,182		6,833
Elimination of intersegment amounts and unallocated amounts [member] | Operating segments [member]
Disclosure of operating segments [line items]
Other intangible assets				1
Interests in associates and joint ventures	0	0
Non-current assets included in the calculation of net financial debt	774	685		816
Other	1,633	2,104		3,123
Total non-current assets	2,406	2,789		3,940
Trade receivables	(761)	(773)		(633)
Prepaid expenses	(28)	(16)		(17)
Current assets included in the calculation of net financial debt	11,260	10,820		7,886
Other	155	145		52
Total current assets	10,627	10,176		7,288
Total assets	13,033	12,965		11,228
Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Other	(27)	(27)		(27)
Total non-current assets	(27)	(27)		(27)
Trade receivables	(55)	(24)		(34)
Prepaid expenses	(1)	0
Other	(4)	(3)
Total current assets	(61)	(28)		(34)
Total assets	(88)	(55)		(61)
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	35
Other intangible assets	93	88		84
Property, plant and equipment	6	5		5
Right-of-use assets	30	26
Other	1,219	1,268		1,637
Total non-current assets	1,383	1,387		1,726
Trade receivables	30	1
Prepaid expenses	9	5		2
Other	2,381	3,511		3,687
Total current assets	2,421	3,517		3,689
Total assets	€ 3,804	€ 4,904		€ 5,415